Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
8.	Investments
Equity method investments:

	As of December 31,
	2018	2019
	RMB	RMB
Hangzhou Aijidi Culture Creation Co., Ltd. (“Aijidi”)(1)	4,543,520	4,090,990
Beijing Wanyan Culture Media Co., Ltd. (“Wanyan”)(2)	5,471,438	—
Wuhan Guaji Culture Media Co., Ltd. (“Guaji”)(3)	2,840,655	—
Chongqing Yuwan Network Media Co., Ltd. (“Chongqing Yuwan”)(4)	13,865,155	9,721,472
Hunan Yuyou Starfire Culture Media Co., Ltd. (“Yuyou Starfire”)(5)	14,968,298	15,139,902
Yule Xinghui (Tianjin) Culture Development Co., Ltd. (“Yule Xinghui”)(6)	8,669,526	—
Shanghai Gaoqu Culture Media Co., Ltd. (“Gaoqu”)(7)	10,286,579	—
Hainan Tukai Culture Media Co., Ltd(“Tukai”)(8)	2,485,478	—
Others(9)	13,609,541	3,849,736

	76,740,190	32,802,100

(1)
In 2016, the Group acquired 10% of the equity of Aijidi for a consideration of RMB7,500,000. The Group has the right to appoint one board of director to Aijidi, therefore has a significant influence on Aijidi. In 2019, the Group’s equity interest was diluted to 6.2% as of December 31, 2019 due to Aijidi’s additional capital contribution from other shareholders.

(2)
In 2016, the Group invested in Wanyan RMB8,000,000 for a 20% equity interest. The Group recorded an impairment loss of RMB1,879,859 and RMB5,182,821 for the year ended December 31, 2018 and 2019, respectively, due to the deterioration in its operation.

(3)
In 2017, the Group formed Guaji with unrelated third party investors and contributed RMB2,000,000 for a 32% equity interest in the company. The Group recorded a full impairment loss of RMB2,839,352 for the year ended December 31, 2019 as Guaji has ceased operations in 2019.

(4)	In 2018, the Group formed Chongqing Yuwan with unrelated third party investors and contributed RMB16,000,000 for a 30% equity interest in the company.
(5)	In 2018, the Group formed Yuyou Starfire with unrelated third party investors and contributed RMB15,000,000 for a 30% equity interest in the company.
(6)
In 2018, the Group formed Yule Xinghui with unrelated third party investors and contributed RMB10,000,000 for a 20% equity interest in the company. The Group determined the investment was impaired and recorded a full impairment loss of RMB8,114,100 for the year ended December 31, 2019.

(7)
In 2018, the Group formed Gaoqu with unrelated third party investors and contributed RMB11,500,000 for a 20% equity interest in the company. In 2019, due to the financing from the unrelated third party investors, the Group’s equity interest decreased to 10% and therefore the Group lost significant influence over the company. The company was subsequently reclassified as equity securities without readily determinable fair values.

(8)
In 2018, the Group formed Tukai with unrelated third party investors and contributed RMB4,000,000 for a 15% equity interest in the company. In 2019, the Group further invested RMB26,000,000 in the company and the Group’s equity interest decreased to 19.9% due to the additional capital from other investors. After the transaction, the Group did not have representation on the board of directors anymore, and therefore lost significant influence over the company. Th is

investment
 was subsequently reclassified as equity securities without readily determinable fair values.

(9)
In 2018, the Group made investments in several talent agencies with aggregate cash consideration of RMB14,500,000 and represents equity interest from 10% to 49%, none of which was individually material.

During the year ended December 31, 2018, the Group recorded impairment of RMB1,832,851, RMB4,637,543 and RMB6,815,887 on Shanghai Bluefin Culture Media Co., Ltd., Beijing Bazhuayu Culture Media Co., Ltd. and Nanjing Dash Information Technology Co., Ltd., respectively.
Equity securities without readily determinable fair values:

	As of December 31,
	2018	2019
	RMB	RMB
Content producers (1)(2)	—	123,629,785
Technology and software companies	47,512,000	59,102,000
Others	10,000,000	10,000,000

	57,512,000	192,731,785

Equity securities without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. For year ended December 31, 2017
, 2018
and 201
9
, no impairment was recorded for these cost method investments. During the year ended December 31, 2019, an upward adjustments of RMB1,796,000 as result of observable price change for the identical or similar investment of the same investees was recognized in other income (expense), net, and no impairments were recorded.

(1)
Investments in talent agencies previously accounted for under equity method with carrying amount of RMB50,029,785 were reclassified as equity securities without readily determinable fair values in 2019, mainly including investments in Gaoqu and Tukai (Note 8 (7) and (8)), as the Group lost significant influence over the investees. An upward adjustment of RMB1,796,000 as result of observable price change for the identical or similar investment of the same investees was recognized in other income (expense), net.

(2)
In addition to the talent agencies mentioned in Note (1), in 2019, the Group formed twelves new companies with third parties with an aggregate cash contribution of
RMB73,600,000

and represents equity interest from 5% to 20%, none of which was individually material
.